Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information for Reportable Segments

Financial information for the Company’s reportable segments is presented in the following table:

	Investor Services			Advisor Services			Unallocated			Total

Year Ended December 31,	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010

Net Revenues
Asset management and administration fees	$1,436	$1,357	$1,275	$607	$571	$547	$-	$-	$-	$2,043	$1,928	$1,822
Net interest revenue	1,559	1,542	1,363	205	183	161	-	-	-	1,764	1,725	1,524
Trading revenue	612	667	598	255	260	232	1	-	-	868	927	830
Other – net(1)	123	98	80	62	62	55	71	-	-	256	160	135
Provision for loan losses	(15)	(16)	(24)	(1)	(2)	(3)	-	-	-	(16)	(18)	(27)
Net impairment losses on securities	(29)	(29)	(34)	(3)	(2)	(2)	-	-	-	(32)	(31)	(36)

Total net revenues	3,686	3,619	3,258	1,125	1,072	990	72	-	-	4,883	4,691	4,248

Expenses Excluding Interest (2)	2,693	2,569	2,331	739	731	694	1	(1)	444	3,433	3,299	3,469

Income before taxes on income	$993	$1,050	$927	$386	$341	$296	$71	$1	$(444)	$1,450	$1,392	$779

Taxes on income										522	528	325

Net Income										$928	$864	$454

Capital expenditures	$98	$134	$102	$40	$56	$25	$-	$-	$-	$138	$190	$127

Depreciation and amortization	$157	$122	$107	$39	$33	$38	$-	$-	$1	$196	$155	$146

(1)	Unallocated amount includes a pre-tax gain of $70 million relating to a confidential resolution of a vendor dispute in 2012.
(2)	Unallocated amount primarily includes class action litigation and regulatory reserves of $320 million and money market mutual fund charges of $132 million in 2010.